Personnel Salaries and Expenses (Details) - Schedule of Personnel Salaries and Expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of personnel salaries and expenses [Abstract]
Salary compensation	$ 217,908	$ 216,124	$ 205,443
Performance bonus	47,071	60,801	65,873
Legal compensation	50,677	49,463	47,028
Short-term bonuses	34,186	33,462	38,879
Long-term bonus	14,629	14,659	4,132
Stock-based benefits	2,119	(1,169)	(315)
Seniority compensation	36,289	27,289	25,878
Pension plans	(1,251)	849	(873)
Training expenses	2,653	2,487	2,659
Nursery school and kindergarten expenses	2,749	2,928	2,812
Other personnel expenses	5,245	7,915	6,159
Total	$ 412,275	$ 414,808	$ 397,675